BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Goodwill	$ 3,959	$ 3,816	$ 3,816	$ 4,618
Current income tax payable	$ 36		32
Intangible assets
Disclosure of voluntary change in accounting policy [line items]
Goodwill			3,816
Current income tax payable
Disclosure of voluntary change in accounting policy [line items]
Income tax provision			164
Current income tax payable			196
Trade and other payables
Disclosure of voluntary change in accounting policy [line items]
Customer advances			192
Investments and derivatives
Disclosure of voluntary change in accounting policy [line items]
Investments and derivatives, Non-current			58
Current income tax assets
Disclosure of voluntary change in accounting policy [line items]
Current income tax assets			112
Previously stated
Disclosure of voluntary change in accounting policy [line items]
Goodwill			3,816
Previously stated | Goodwill
Disclosure of voluntary change in accounting policy [line items]
Goodwill			3,816
Previously stated | Provisions
Disclosure of voluntary change in accounting policy [line items]
Income tax provision			164
Previously stated | Other liabilities
Disclosure of voluntary change in accounting policy [line items]
Customer advances			192
Current income tax payable			196
Previously stated | Other assets
Disclosure of voluntary change in accounting policy [line items]
Investments and derivatives, Non-current			58
Previously stated | Other current assets
Disclosure of voluntary change in accounting policy [line items]
Current income tax assets			$ 112